Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38198
Entity Registrant Name	BEST Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2nd Floor, Block A, Huaxing Modern Industry Park
Entity Address, Address Line Two	No. 18 Tangmiao Road, Xihu District, Hangzhou
Entity Address, City or Town	Zhejiang Province
Entity Address, Postal Zip Code	310013
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, The People’s Republic of China
Entity Central Index Key	0001709505
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Ms. Gloria Fan
City Area Code	86
Local Phone Number	571-88995656
Contact Personnel Email Address	ir@best-inc.com
Entity Address, Address Line One	2nd Floor, Block A, Huaxing Modern Industry Park
Entity Address, Address Line Two	No. 18 Tangmiao Road, Xihu District, Hangzhou
Entity Address, City or Town	Zhejiang Province
Entity Address, Postal Zip Code	310013
Entity Address, Country	CN
ADS
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing twenty (20) Class A ordinary shares
Trading Symbol	BEST
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,692,393
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value $0.01 per share*
Entity Common Stock, Shares Outstanding	261,648,452
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	94,075,249
Class C ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	47,790,698